Structured entities - Nature of interests (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	£ 104,038	£ 113,755	[1]
Financial assets at fair value through the income statement	145,250	116,282	[1]
Derivative financial assets	222,683	237,987	[1]
Loans and advances at amortised cost	136,959	324,590	[1]
Other assets	1,965	4,003	[1]
Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	104,038	113,755	[2]
Financial assets at fair value through the income statement	145,250	116,282	[2]
Derivative financial assets	222,683	237,987	[2]
Loans and advances at amortised cost	136,959	324,590	[2]
Unconsolidated structured entities [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	12,206	11,487
Derivative financial assets	5,236	4,380
Loans and advances at amortised cost	15,019	22,867
Other assets	13	509
Other interests [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	699
Derivative financial assets	0	0
Loans and advances at amortised cost	15,019	17,386
Other assets	13	509
Total on balance sheet exposures	17,627	21,315
Total off balance sheet notional amounts	16,274	13,053
Maximum exposure to loss	33,901	34,368
Total assets of the entity	281,995	316,857
Other interests [member] | Loans and advances [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	2,037	2,721
Other interests [member] | Debt securities [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	2,062	699
Financial assets at fair value through the income statement	558
Multi-seller conduit programmes [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	6,100	5,424
Other assets	9	468
Total on balance sheet exposures	6,553	5,892
Total off balance sheet notional amounts	11,671	6,270
Maximum exposure to loss	18,224	12,162
Total assets of the entity	73,109	103,057
Multi-seller conduit programmes [member] | Loans and advances [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	0	0
Multi-seller conduit programmes [member] | Debt securities [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	444
Lending [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	8,269	11,497
Other assets	3	11
Total on balance sheet exposures	8,272	11,508
Total off balance sheet notional amounts	4,172	6,337
Maximum exposure to loss	12,444	17,845
Total assets of the entity	187,176	179,994
Lending [member] | Loans and advances [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	0	0
Lending [member] | Debt securities [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	0
Investment funds and trusts [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	0	0
Other assets	1	8
Total on balance sheet exposures	1	8
Total off balance sheet notional amounts	0	0
Maximum exposure to loss	1	8
Total assets of the entity	455	11,137
Investment funds and trusts [member] | Loans and advances [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	0	0
Investment funds and trusts [member] | Debt securities [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	0
Others [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	650	465
Other assets	0	22
Total on balance sheet exposures	2,801	3,907
Total off balance sheet notional amounts	431	446
Maximum exposure to loss	3,232	4,353
Total assets of the entity	21,255	22,669
Others [member] | Loans and advances [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	2,037	2,721
Others [member] | Debt securities [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	2,062	£ 699
Financial assets at fair value through the income statement	£ 114

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.

[2]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.